Hedging Derivative Financial Instruments - Summary of Outstanding Forward Exchange Contracts (Detail) - Sell NT$/Buy EUR [member] € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Maturity Date		2017-01
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2018-01
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2018-02
Hedging instruments [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2018-02
Hedging instruments [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2018-05
Sell [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | $	$ 6,002.8	$ 5,393.3
Sell [member] | Hedging instruments [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | $	$ 2,649.1
Buy [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | €			€ 169.0	€ 159.4
Buy [member] | Hedging instruments [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | €			€ 75.0